INCOME TAX EXPENSE - Carry forward loss (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
INCOME TAX EXPENSE
Tax loss carry forwards	$ 55,829
Mineral property interest	8,890
Other	9,437
Unrecognised Tax Benefit	$ 74,156